Acquisitions - Acquired Intangible Assets Useful Lives (Details)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Customer agreements and relationships | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | Foxtrot
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)	11 years
Customer agreements and relationships | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)	11 years
Customer agreements and relationships | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)		13 years
Customer agreements and relationships | Peoplevox
Acquisition
Acquired intangible assets estimated useful lives (Year)			10 years
Customer agreements and relationships | Kontainers
Acquisition
Acquired intangible assets estimated useful lives (Year)			12 years
Customer agreements and relationships | ShipTrack
Acquisition
Acquired intangible assets estimated useful lives (Year)			13 years
Existing technology | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technology | Foxtrot
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technology | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technology | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Existing technology | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technology | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technology | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)		6 years
Existing technology | Peoplevox
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Existing technology | Kontainers
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years
Existing technology | ShipTrack
Acquisition
Acquired intangible assets estimated useful lives (Year)			6 years
Trade names | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)	2 years
Trade names | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)	2 years
Trade names | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)	9 years
Trade names | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)		3 years
Trade names | Kontainers
Acquisition
Acquired intangible assets estimated useful lives (Year)			3 years
Trade names | ShipTrack
Acquisition
Acquired intangible assets estimated useful lives (Year)			3 years
Non-compete covenants | Net CHB, LLC
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | XPS
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | Supply Vision
Acquisition
Acquired intangible assets estimated useful lives (Year)	5 years
Non-compete covenants | QuestaWeb
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | Portrix
Acquisition
Acquired intangible assets estimated useful lives (Year)		2 years
Non-compete covenants | GreenMile
Acquisition
Acquired intangible assets estimated useful lives (Year)		5 years
Non-compete covenants | Peoplevox
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years
Non-compete covenants | Kontainers
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years
Non-compete covenants | ShipTrack
Acquisition
Acquired intangible assets estimated useful lives (Year)			5 years